Commitments and Contingencies (Details) $ in Millions		12 Months Ended
	Mar. 29, 2021 USD ($) D shares	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($) shares
Disclosure of contingent liabilities [line items]
Lease commitment			$ 1.7
Issuance of VUmc common stock (in shares) | shares		491,352	235,664
VUmc Agreement
Disclosure of contingent liabilities [line items]
Issuance of VUmc common stock (in shares) | shares	235,664	491,352
Percentage of shares issued in lieu of license liability		50.00%
Payment of license liability	$ 0.3
License liability payable	$ 4.7
Number of trading days prior to anniversary of IPO | D	2